FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
10.                                                                                                                    FINANCIAL INSTRUMENTS

The FASB ASC topic 820 on fair value measurement and disclosures establishes three levels of inputs that may be used to measure fair value: quoted prices in active markets for identical assets or liabilities (referred to as Level 1), observable inputs other than Level 1 that are observable for the asset or liability either directly or indirectly (referred to as Level 2), and unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities (referred to as Level 3).

The carrying values and fair values of the Company's financial instruments are as follows:

		DECEMBER 31, 2013		DECEMBER 31, 2012
	LEVEL	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE
Financial assets
Cash	1	$12,948	$12,948	$1,764	$1,764
Other receivable	3	361	361	1,295	1,295
		$13,309	$13,309	$3,056	$3,056
Financial liabilities
Accounts payable	3	$34,752	$34,752	$178,158	$178,158
Loans payable	3	-		43,600	43,600
Due to related parties	3	130,951	130,951	6,126	6,126
		$165,703--	$165,703--	$227,884--	$227,884--